UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03981

Prudential World Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Prudential World Fund, Inc. - Dryden International Equity Fund

Schedule of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS 97.6%
Australia 7.9%
18,995	AGL Energy Ltd.	$232,735
56,373	AMP Ltd.	312,189
111,472	Australia & New Zealand Banking Group Ltd.	2,142,877
232,555	BHP Billiton Ltd.	8,105,756
157,002	Brambles Ltd.	909,742
160,954	Coca- Cola Amatil Ltd.	1,556,301
103,021	Commonwealth Bank of Australia	4,851,253
161,489	Computershare Ltd.	1,658,620
265,464	Dexus Property Group	194,920
89,807	Fairfax Media Ltd.	137,445
413,609	Goodman Fielder Ltd.	570,803
635,837	GPT Group	320,621
306,741	GPT Group(a)	—
54,192	Harvey Norman Holdings Ltd.	176,423
334,289	Incitec Pivot Ltd.	996,606
167,492	Insurance Australia Group Ltd.	561,571
1,576,072	Introll Group	1,694,041
11,257	JB Hi-Fi Ltd.	200,863
315,214	Macquarie Atlas Roads Group(a)	256,546
26,556	MAP Group	65,310
221,047	Mirvac Group	284,524
165,938	National Australia Bank Ltd.	3,871,040
117,854	OneSteel Ltd.	324,247
26,123	Orica Ltd.	558,100
334,588	Pacific Brands Ltd.	325,593
459,948	Qantas Airways Ltd.	1,155,577
78,312	SP AusNet	62,004
400,219	Stockland	1,320,621
219,581	Suncorp-Metway Ltd.	1,728,847
239,691	TABCORP Holdings Ltd.	1,490,661
324,287	Tatts Group Ltd.	659,825
45,074	Wesfarmers Ltd.	1,096,954
27,441	Wesfarmers Ltd.-PPS	670,252
172,135	Westpac Banking Corp.	3,633,384
83,752	Woolworths Ltd.	1,916,000

		44,042,251

Austria 0.6%
31,271	Erste Group Bank AG	1,180,488
47,237	OMV AG	1,860,499

		3,040,987

Belgium 1.3%
29,347	Anheuser-Busch InBev NV	1,464,476
4,484	Cie Nationale a Portefeuille	224,099

11,651	Delhaize Group	913,313
181,175	Dexia SA(a)	1,120,143
15,470	Groupe Bruxelles Lambert SA	1,413,183
49,303	KBC Groep NV(a)	2,122,546

		7,257,760

Denmark 0.5%
10	AP Moller - Maersk A/S	78,040
3,031	Coloplast A/S	328,729
7,191	Danske Bank A/S(a)	170,811
17,884	Novo Nordisk A/S (Class B Stock)	1,210,038
2,803	Topdanmark A/S(a)	340,473
4,366	William Demant Holding Group (The)(a)	340,747

		2,468,838

Finland 1.4%
22,156	Fortum Oyj	562,245
89,390	Kone Oyj (Class B Stock)	3,600,293
14,782	Metso Oyj	496,105
60,759	Nokia Oyj	833,741
23,613	Sampo Oyj (Class A Stock)	570,400
39,889	Wartsila Oyj	1,877,463

		7,940,247

France 9.6%
21,433	Air France-KLM(a)	349,251
40,687	Alstom SA	2,716,673
61,544	AXA SA	1,267,243
47,383	BNP Paribas	3,384,900
15,429	Bouygues SA	759,584
3,245	Bureau Veritas SA	156,342
14,022	Casino Guichard Perrachon SA	1,150,520
1,802	CNP Assurances	159,517
52,969	Compagnie de St-Gobain	2,530,357
163,857	Credit Agricole SA	2,568,599
41,209	European Aeronautic Defence and Space Co. NV	805,408
3,852	Fonciere Des Regions	382,804
109,688	France Telecom SA	2,514,836
15,859	GDF Suez SA	599,649
5,185	Gecina SA	513,946
34,594	Lafarge SA	2,559,054
170,695	Natixis(a)	787,046
6,334	Neopost SA	504,036
19,271	PPR	2,350,033
38,681	Renault SA(a)	1,815,845
41,350	Safran SA	807,565
103,404	Sanofi-Aventis SA	7,646,156
23,992	Schneider Electric SA	2,475,128
13,775	SCOR SE	319,142
11,329	SES SA	248,495
2,274	Societe BIC SA	161,720
4,064	Societe Des Autoroutes Paris-Rhin-Rhone(a)	297,637
13,501	Societe Television Francaise 1	232,810
134,064	Total SA	7,748,012

7,050	Unibail-Rodamco	1,527,610
15,280	Vinci SA	816,059
118,310	Vivendi	3,075,895

		53,231,872

Germany 6.4%
38,034	Allianz SE	4,210,298
42,107	BASF SE	2,383,543
43,035	Bayer AG	2,945,314
3,879	Daimler AG	178,453
74,337	Deutsche Bank AG	4,535,162
36,325	Deutsche Post AG	632,657
144,901	E.ON AG	5,328,542
62,349	Hannover Rueckversicherung AG(a)	2,876,144
9,348	HeidelbergCement AG	562,982
6,131	Henkel AG & Co. KGaA	267,935
133,844	Infineon Technologies AG(a)	739,700
19,393	Linde AG	2,129,131
46,109	RWE AG	4,093,340
5,954	SAP AG	271,341
14,185	Siemens AG	1,262,314
48,079	Suedzucker AG	1,116,187
106,306	United Internet AG(a)	1,564,137
2,481	Volkswagen AG	217,925
3,203	Wacker Chemie AG	420,143

		35,735,248

Greece 0.5%
41,435	OPAP SA	903,963
106,360	Public Power Corp SA(a)	1,986,986

		2,890,949

Hong Kong 2.5%
48,600	ASM Pacific Technology Ltd.	403,751
412,500	BOC Hong Kong Holdings Ltd.	866,022
67,000	Cheung Kong Holdings Ltd.	794,357
62,100	Esprit Holdings Ltd.	440,718
19,000	Hang Lung Group Ltd.	85,652
685,000	Hang Lung Properties Ltd.	2,338,051
9,600	Hang Seng Bank Ltd.	134,900
31,800	Hong Kong Exchanges and Clearing Ltd.	541,881
82,500	HongKong Electric Holdings Ltd.	461,701
123,000	Hysan Development Co. Ltd.	305,442
24,800	Jardine Matheson Holdings Ltd.	744,000
328,000	Li & Fung Ltd.	1,503,977
174,000	New World Development Co. Ltd.	286,864
135,000	Sun Hung Kai Properties Ltd.	1,744,022
115,500	Swire Pacific Ltd. (Class A Stock)	1,262,267
22,000	VTech Holdings Ltd.	218,046
163,000	Wharf Holdings Ltd.	810,386
229,000	Wheelock & Co. Ltd.	598,755
60,000	Yue Yuen Industrial Holdings Ltd.	187,018

		13,727,810

Italy 3.0%
19,207	Atlantia SpA	479,789
862,955	Enel SpA	4,639,108
143,478	ENI SpA	3,334,623
369,064	Intesa Sanpaolo SpA	1,082,465
802,777	Intesa Sanpaolo SpA – RNC(a)	3,055,884
159,652	Pirelli & C SpA(a)	92,670
40,885	Prysmian SpA	742,027
136,541	Snam Rete Gas SpA	642,494
671,391	Telecom Italia SpA	1,003,847
1,533,323	Telecom Italia SpA - RNC	1,781,082

		16,853,989

Japan 21.0%
25,000	77 Bank Ltd. (The)	133,773
6,100	ABC-Mart, Inc.	188,545
14,700	Aisin Seiki Co. Ltd.	390,198
4,500	Alfresa Holdings Corp.	185,703
334,000	Asahi Glass Co. Ltd.	3,352,396
58,000	Asahi Kasei Corp.	289,149
24,300	Brother Industries Ltd.	265,169
16,600	Canon, Inc.	650,097
254	Central Japan Railway Co.	1,868,454
45,300	Chubu Electric Power Co., Inc.	1,150,755
56,000	Dai Nippon Printing Co. Ltd.	768,670
30,000	Daicel Chemical Industries Ltd.	180,801
22,000	Daihatsu Motor Co. Ltd.	211,311
16,600	Dainippon Sumitomo Pharma Co. Ltd.	176,915
234,000	Denki Kagaku Kogyo K K	953,991
54,000	Denso Corp.	1,594,306
76,000	Dowa Holdings Co. Ltd.	424,351
3,400	East Japan Railway Co.	228,638
10,200	Electric Power Development Co. Ltd.	296,853
139,400	Elpida Memory, Inc.(a)	2,472,491
17,300	Fast Retailing Co. Ltd.	2,878,702
19,000	Fuji Heavy Industries Ltd.	89,459
45,800	FUJIFILM Holdings Corp.	1,467,893
308,000	Fujitsu Ltd.	1,897,169
510,000	Fukuoka Financial Group, Inc.	1,870,160
34,000	Hino Motors Ltd.	128,067
44,500	Hitachi Construction Machinery Co. Ltd.	939,644
431,000	Hokuhoku Financial Group, Inc.	897,668
186,000	Honda Motor Co. Ltd.	6,336,342
40,700	Hoya Corp.	1,091,165
60	Inpex Corp.	438,708
309,000	ITOCHU Corp.	2,423,664
37,800	JFE Holdings, Inc.	1,323,304
52,100	JSR Corp.	1,029,129
126,000	Kamigumi Co. Ltd.	949,205
75,000	Kaneka Corp.	485,238
71,000	Kansai Electric Power Co., Inc. (The)	1,619,554
401	KDDI Corp.	2,116,839
20,000	Kinden Corp.	181,023
9,000	Kirin Holdings Co. Ltd.	137,495
25,900	Komatsu Ltd.	522,218

117,500	Kuraray Co. Ltd.	1,372,016
6,000	Kyocera Corp.	545,062
9,000	Kyorin Co. Ltd.	130,615
9,600	Mabuchi Motor Co. Ltd.	526,450
264,222	Marubeni Corp.	1,542,624
5,800	Maruichi Steel Tube Ltd.	105,250
61,000	Mazda Motor Corp.	165,568
87,000	Minebea Co. Ltd.	462,638
111,500	Mitsubishi Chemical Holdings Corp.	465,690
109,700	Mitsubishi Corp.	2,657,884
112,700	Mitsubishi UFJ Financial Group, Inc.	584,320
314,000	Mitsui Engineering & Shipbuilding Co. Ltd.	761,824
319,400	Mizuho Financial Group, Inc.	619,232
20,300	Murata Manufacturing Co. Ltd.	1,116,596
230,000	NEC Corp.	596,244
45,000	NHK Spring Co. Ltd.	392,843
31,000	Nidec Corp.	3,053,121
63,800	Nikon Corp.	1,315,369
900	Nintendo Co. Ltd.	251,759
250,000	Nippon Electric Glass Co. Ltd.	3,534,039
229,000	Nippon Express Co. Ltd.	964,050
28,000	Nippon Meat Packers, Inc.	353,625
420,000	Nippon Oil Corp.	1,968,205
15,700	Nippon Paper Group, Inc.	409,611
106,000	Nippon Soda Co. Ltd.	392,223
394,000	Nippon Steel Corp.	1,436,060
93,900	Nippon Telegraph & Telephone Corp.	3,963,430
23,000	Nissan Chemical Industries Ltd.	303,728
519,000	Nissan Motor Co. Ltd.(a)	4,231,805
2,900	Nissin Foods Holdings Co. Ltd.	95,901
11,350	Nitori Co. Ltd.	860,068
7,000	Nitto Denko Corp.	269,484
42,000	NSK Ltd.	305,700
3,390	Obic Co. Ltd.	633,947
1,200	Okinawa Electric Power Co., Inc.	65,407
2,500	Ono Pharmaceutical Co. Ltd.	111,200
445,000	Osaka Gas Co. Ltd.	1,567,717
107,900	Panasonic Corp.	1,699,815
43,000	Resona Holdings, Inc.	537,828
2,500	Santen Pharmaceutical Co. Ltd.	78,685
119,600	Sapporo Hokuyo Holdings, Inc.	484,945
29,100	Sega Sammy Holdings, Inc.	328,187
58,000	Sekisui Chemical Co. Ltd.	392,600
145,000	Sharp Corp.	1,741,317
1,600	Shimamura Co. Ltd.	140,564
357,000	Shinsei Bank Ltd.(a)	446,917
38,200	Shiseido Co. Ltd.	786,303
68,500	Sony Corp.	2,284,219
244,600	Sumitomo Corp.	2,761,285
177,300	Sumitomo Electric Industries Ltd.	2,335,453
171,000	Sumitomo Metal Mining Co. Ltd.	2,390,761
86,900	Sumitomo Mitsui Financial Group, Inc.	2,825,586
21,000	Suruga Bank Ltd.	185,886
7,200	Suzuken Co. Ltd.	240,891
71,600	Takeda Pharmaceutical Co. Ltd.	3,149,083
22,400	Terumo Corp.	1,255,681
9,300	Tokyo Electron Ltd.	568,725

5,900	Tokyo Steel Manufacturing Co. Ltd.	58,827
22,000	Toppan Printing Co. Ltd.	192,544
14,000	Toyo Suisan Kaisha Ltd.	369,756
23,600	Toyota Industries Corp.	695,986
149,134	Toyota Motor Corp.	5,766,106
18,100	Yakult Honsha Co. Ltd.	525,565
56,000	Yamaguchi Financial Group, Inc.	556,495
32,200	Yamato Kogyo Co. Ltd.	1,018,813
15,000	Yaskawa Electric Corp.	124,467

		116,679,807

Luxembourg 0.2%
37,920	Tenaris SA	843,880

Netherlands 3.5%
82,579	Aegon NV(a)	493,455
30,600	Akzo Nobel NV	1,821,520
57,879	ArcelorMittal	2,240,662
27,790	ASML Holding NV	872,779
22,276	Heineken NV	1,099,058
339,539	ING Groep NV(a)	3,179,661
96,834	Koninklijke Ahold NV	1,216,800
6,376	Koninklijke DSM NV	297,172
7,695	Koninklijke Vopak NV(a)	576,375
109,386	Philips Electronics NV	3,303,258
12,330	Reed Elsevier NV	148,898
146,822	Royal KPN NV	2,431,156
18,051	TNT NV	518,214
35,639	Unilever NV	1,091,269

		19,290,277

Norway 0.6%
150,009	DnB NOR ASA(a)	1,693,978
69,600	Norsk Hydro ASA(a)	504,767
28,200	Yara International ASA	1,177,347

		3,376,092

Portugal 0.8%
267,072	Banco Comercial Portugues SA	288,563
222,067	Banco Espirito Santo SA	1,292,357
9,371	Cimpor Cimentos de Portugal SGPS SA	78,972
421,825	EDP-Energias de Portugal SA	1,672,028
65,751	Jeronimo Martins SGPS SA	630,879
58,427	Portugal Telecom SGPS SA	602,953

		4,565,752

Singapore 2.1%
106,000	ComfortDelgro Corp. Ltd.	119,851
158,000	DBS Group Holdings Ltd.	1,604,437
185,000	Fraser and Neave Ltd.	547,271
362,120	Golden Agri-Resources Ltd.(a)	133,904
5,000	Jardine Cycle & Carriage Ltd.	89,956
126,000	Kepple Corp. Ltd.	749,952

352,000	Noble Group Ltd.	720,896
105,000	Oversea-Chinese Banking Corp. Ltd.	611,520
163,000	SembCorp Industries Ltd.	409,166
160,000	SembCorp Marine Ltd.	377,742
113,000	United Overseas Bank Ltd.	1,459,257
132,000	UOL Group Ltd.	351,061
958,000	Wilmar International Ltd.	4,489,401
93,000	Yangzijiang Shipbuilding Holdings Ltd.	70,101

		11,734,515

Spain 4.7%
338,739	Banco Bilbao Vizcaya Argentaria SA	5,163,594
33,069	Banco Popular Espanol SA	250,598
604,321	Banco Santander SA	8,630,284
9,749	Corp. Financiera Alba	488,273
74,382	Gas Natural SDG SA	1,477,378
63,722	Iberdrola SA	542,522
125,857	Mapfre SA	496,264
118,427	Repsol YPF SA	2,797,751
265,756	Telefonica SA	6,366,333

		26,212,997

Sweden 1.8%
8,657	Alfa Laval AB	117,531
56,983	Atlas Copco AB (Class A Stock)	772,535
33,779	Electrolux AB(a)	795,797
5,115	Holmen AB	122,450
90,553	SSAB AB (Class A Stock)	1,463,621
4,809	SSAB AB (Class B Stock)	71,184
249,984	Svenska Cellulosa AB (Class B Stock)	3,367,919
11,763	Svenska Handelbanken AB (Class A Stock)	306,503
64,181	Swedish Match AB	1,343,939
272,936	TeliaSonera AB	1,835,936

		10,197,415

Switzerland 7.5%
12,624	Actelion Ltd.(a)	667,898
4,971	Adecco SA	267,842
115,736	Credit Suisse Group AG	5,006,409
4,169	EFG International AG	59,768
4,461	Holcim Ltd.(a)	305,470
672	Kuehne + Nagel International AG	64,771
411	Lindt & Spruengli AG	886,220
136,512	Nestle SA	6,470,905
157,922	Novartis AG	8,451,182
3,436	Pargesa Holding SA	288,049
3,342	Phonak Holding AG	413,638
37,354	Roche Holding AG	6,266,917
44,665	Swatch Group AG (The)	2,246,226
3,140	Swiss Life Holding AG	394,975
5,682	Swisscom AG	2,071,035
10,727	Synthes, Inc.	1,365,555
232,084	UBS AG(a)	3,026,838
16,855	Zurich Financial Services AG	3,583,578

		41,837,276

United Kingdom 21.7%
257,733	3i Group PLC	1,081,017
17,102	Anglo American PLC(a)	627,487
140,701	AstraZeneca PLC	6,530,802
369,354	Aviva PLC	2,262,001
49,702	BAE Systems PLC	278,747
113,569	Balfour Beatty PLC	482,468
1,017,061	Barclays PLC	4,346,905
12,230	BG Group PLC	224,833
87,740	BHP Billiton PLC	2,573,862
1,126,286	BP PLC	10,508,239
146,759	British American Tobacco PLC	4,851,069
875,806	BT Group PLC	1,911,322
195,405	Diageo PLC	3,284,377
31,200	Drax Group PLC	204,127
220,107	Experian PLC	2,092,809
46,384	FirstGroup PLC	271,904
66,388	Fresnillo PLC	706,026
338,644	GlaxoSmithKline PLC	6,590,674
452,393	Home Retail Group PLC	1,836,877
921,953	HSBC Holdings PLC	9,869,973
154,149	Imperial Tobacco Group PLC	4,970,940
66,569	Kazakhmys PLC(a)	1,277,825
515,860	Kingfisher PLC	1,737,646
2,431,869	Legal & General Group PLC	2,921,217
507,269	Lloyds Banking Group PLC(a)	407,812
376,415	National Grid PLC	3,780,594
59,567	Next PLC	1,857,465
1,099,379	Old Mutual PLC(a)	1,812,500
165,274	Prudential PLC	1,513,690
95,387	Reckitt Benckiser Group PLC	4,944,811
99,495	Resolution Ltd.(a)	126,864
79,525	Rio Tinto PLC	3,878,025
200,944	Royal Dutch Shell PLC (Class A Stock)	5,553,996
228,138	Royal Dutch Shell PLC (Class B Stock)	6,068,748
16,042	Scottish & Southern Energy PLC	298,982
12,711	Severn Trent PLC	227,704
50,883	Standard Chartered PLC	1,172,018
168,144	Tesco PLC	1,137,963
73,073	Sage Group PLC (The)	274,862
54,469	Unilever PLC	1,656,340
4,288,721	Vodafone Group PLC	9,162,413
330,708	Xstrata PLC(a)	5,366,156

		120,684,090

	Total common stocks (cost $527,270,509)	542,612,052

PREFERRED STOCKS 0.5%
Germany 0.5%
6,912	Henkel AG & Co. KGaA	355,009
7,378	Porsche Automobile Holding SE	420,862

7,650	RWE AG	619,274
14,961	Volkswagen AG	1,214,859

	Total preferred stocks (cost $3,364,730)	2,610,004

	Total long-term investments (cost $530,635,238)	545,222,056

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.5%
United States Government Security 0.3%
$1,500	U.S. Treasury Bills, 0.157% 6/17/2010(b)(c) (cost $1,499,122)	1,499,405

Shares
Affiliated Money Market Mutual Fund 0.2%
1,005,963	Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $1,005,963)	1,005,963

	Total short-term investments (cost $2,505,085)	2,505,368

	Total Investments(e) 98.6% (cost $533,140,323)(f)	547,727,424
	Other assets in excess of liabilities(g) 1.4%	7,894,135

	Net Assets 100.0%	$555,621,559

The following abbreviation was used in the portfolio description:

PPS – Partially Protected Shares

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of January 31, 2010, 189 securities representing $350,407,389 and 63.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$554,757,397	$38,847,481	$(45,877,454)	$(7,029,973)

The difference between book basis and tax basis was attributed to deferred losses on wash sales.

(g)	Other assets in excess of liabilities included net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at January 31, 2010	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2	Hang Seng Index	Feb. 10	260,215	262,840	$(2,625)
66	Nikkei 225	Mar. 10	3,377,550	3,354,066	23,484
117	DJ Euro Stoxx 50 Index	Mar. 10	4,498,378	4,644,285	(145,907)
10	SPI 200 Futures Index	Mar. 10	1,005,405	1,029,761	(24,356)
27	FTSE 100 Index	Mar. 10	2,222,054	2,261,670	(39,616)

					$(189,020)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$44,042,251	$—	$—
Austria	—	3,040,987	—
Belgium	—	7,257,760	—
Denmark	—	2,468,838	—
Finland	—	7,940,247	—
France	—	53,231,872	—
Germany	—	35,735,248	—
Greece	—	2,890,949	—
Hong Kong	13,727,810	—	—
Italy	—	16,853,989	—
Japan	116,679,807	—	—
Luxemborg	—	843,880	—
Nertherlands	—	19,290,277	—
Norway	—	3,376,092	—
Portugal	—	4,565,752	—
Singapore	11,734,515	—	—
Spain	8,630,284	17,582,713	—
Sweden	—	10,197,415	—
Switzerland	—	41,837,276	—
United Kingdom	—	120,684,090	—

Preferred Stocks
Germany		2,610,004	—
Affiliated Money Market Mutual Fund	1,005,963	—	—
United States Government Security		1,499,405	—

	195,820,630	351,906,794	—
Other Financial Instruments*	(189,020)	—	—

Total	$195,631,610	$351,906,794	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Fund had one Level 3 security with a fair value of $0.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

Commercial Banks	13.9%
Pharmaceuticals	7.8
Oil, Gas & Consumable Fuels	7.3
Metals & Mining	6.1
Insurance	4.7
Diversified Telecommunication Services	4.4
Automobiles	3.7
Electric Utilities	3.3
Food Products	3.2
Chemicals	2.8
Capital Markets	2.5
Electronic Equipment & Instruments	2.1
Tobacco	2.0
Wireless Telecommunication Services	2.0
Machinery	1.9
Trading Companies & Distributors	1.8
Multi-Utilities	1.7
Food & Staples Retailing	1.6
Electrical Equipment	1.5
Real Estate Management & Development	1.5
Beverages	1.4
Industrial Conglomerates	1.3
Household Durables	1.2
Specialty Retail	1.2
Building Products	1.1
Diversified Financial Services	1.1
Household Products	1.0
Semiconductors & Semiconductor Equipment	0.9
Multiline Retail	0.8
Real Estate Investment Trusts (REITs)	0.8
Transportation Infrastructure	0.8
Gas Utilities	0.7
Healthcare Equipment & Supplies	0.7
Media	0.7
Paper & Forest Products	0.7
Auto Components	0.6
Construction Materials	0.6
Road & Rail	0.6
Hotels, Restaurants & Leisure	0.5
Commercial Services & Supplies	0.4
Computers & Peripherals	0.4
Construction & Engineering	0.4
IT Services	0.4
Professional Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Aerospace & Defense	0.3
Airlines	0.3
Distributors	0.3
Internet & Catalog Retail	0.3
Internet Software & Services	0.3
Leisure Equipment & Products	0.3
Office Electronics	0.3
U. S. Government Security	0.3
Affiliated Money Market Mutual Fund	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Energy Equipment & Services	0.2
Biotechnology	0.1
Healthcare Providers & Services	0.1
Independent Power Producers & Energy Traders	0.1
Personal Products	0.1
Software	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

Prudential World Fund, Inc. - Dryden International Value Fund

Schedule of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
Australia 4.3%
49,152	BHP Billiton Ltd.	$1,713,204
129,488	BlueScope Steel Ltd.	300,125
174,200	Challenger Financial Services Group Ltd.	630,294
120,800	Downer EDI Ltd.	888,054
534,100	Emeco Holdings Ltd.	328,382
255,400	Goodman Fielder Ltd.	352,466
11,350	Macquarie Group Ltd.	503,646
210,200	Metcash Ltd.	790,302
150,400	OneSteel Ltd.	413,790
186,200	Pacific Brands Ltd.*	181,194
140,700	Qantas Airways Ltd.	353,496
97,800	Tabcorp Holdings Ltd.	608,227
352,800	Telstra Corp. Ltd.	1,042,430

		8,105,610

Austria 0.3%
14,700	Voestalpine AG	514,674

Belgium 1.3%
69,000	AGFA-Gevaert NV*	498,683
13,700	Delhaize Group SA	1,073,932
9,428	Dexia NV/SA*	58,290
8,300	Solvay SA	822,602

		2,453,507

Brazil 2.1%
180,360	BM&F BOVESPA SA	1,218,028
29,917	Embraer-Empresa Brasileira de Aeronautica SA, ADR	635,138
48,300	Natura Cosmeticos SA	869,656
29,820	Petroleo Brasileiro SA, ADR	1,209,798

		3,932,620

Canada 2.1%
29,170	Canadian National Railway Co.	1,454,613
21,150	Canadian Natural Resources Ltd.	1,350,000
11,020	Potash Corp. of Saskatchewan, Inc.	1,094,837
1,300	Thomson Reuters Corp.	43,416

		3,942,866

Cayman Islands 0.2%
925	Baidu, Inc., ADR*	380,832

China 2.4%
664,737	China Merchants Bank Co. Ltd. (Class H Stock)	1,546,268
2,714,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,992,517
230,000	Sinopharm Group Co. (Class H Stock)*	867,986

		4,406,771

Denmark 2.0%
16,200	Danske Bank A/S*	384,805
28,700	H. Lundbeck A/S	535,782
27,365	Novo Nordisk A/S (Class B Stock)	1,851,527
20,216	Vestas Wind Systems A/S*	1,063,331

		3,835,445

Finland 0.9%
56,700	Nokia Oyj	778,043
13,300	Rautaruukki Oyj	272,264
29,000	Tieto Oyj	645,487

		1,695,794

France 10.0%
12,525	Air Liquide SA	1,328,447
93,800	AXA SA	1,931,421
30,800	BNP Paribas	2,200,260
9,400	Casino Guichard Perrachon SA	771,280
5,600	Ciments Francais SA	548,351
23,100	Credit Agricole SA	362,112
20,900	France Telecom SA	479,178
19,505	Lafarge SA	1,442,862
9,000	Lagardere SCA	348,731
18,907	LVMH Moet Hennessy Louis Vuitton SA	2,060,014
10,200	Rallye SA	359,030
46,300	Safran SA	904,238
24,900	Sanofi-Aventis SA	1,841,218
18,300	SCOR SE	423,979
9,300	SEB SA	603,865
4,300	Societe Generale	248,786
12,500	Thales SA	566,499
16,100	Total SA	930,474
53,300	Vivendi	1,385,726

		18,736,471

Germany 8.4%
9,300	Allianz SE	1,029,750
6,900	Aurubis AG	278,144
15,300	BASF SE	870,413
34,800	Deutsche Bank AG	2,122,845
17,600	Deutsche Lufthansa AG	282,267
57,004	E.ON AG	2,097,034
26,900	Fresenius Medical Care AG & Co. KGaA	1,363,474
9,100	Hannover Rueckversicherung AG*	420,221
13,800	MTU Aero Engines Holding AG	713,930
5,600	Muenchener Rueckversicherungs-Gesellschaft AG	838,601
11,500	Rheinmetall AG	732,708
10,400	RWE AG	922,688
39,839	SAP AG	1,819,702
19,600	Suedzucker AG	454,080
33,100	ThyssenKrupp AG	1,046,458
26,800	Tognum AG	466,821

2,400	Vossloh AG	245,174

		15,704,310

Greece 0.6%
53,809	National Bank of Greece SA*	1,176,217

Guernsey 0.6%
40,644	Amdocs Ltd.*	1,162,012

Hong Kong 2.6%
662,720	Chaoda Modern Agriculture Holdings Ltd.	652,140
1,144,797	CNOOC Ltd.	1,627,852
96,848	Hong Kong Exchanges and Clearing Ltd.	1,650,318
122,500	Kingboard Chemical Holdings Ltd.	525,409
59,047	Orient Overseas International Ltd.	405,361

		4,861,080

Ireland 0.8%
43,400	Allied Irish Banks PLC*	76,392
62,300	Bank of Ireland*	113,024
22,300	Covidien PLC	1,127,488
32,900	Irish Life & Permanent Group Holdings PLC*	139,617

		1,456,521

Israel 1.4%
45,014	Teva Pharmaceutical Industries Ltd., ADR	2,553,194

Italy 2.2%
30,300	Banco Popolare Scarl*	191,665
131,400	Enel SpA	706,385
45,900	ENI SpA	1,066,778
32,100	Finmeccanica SpA	444,906
11,700	Fondiaria-SAI SpA	189,500
237,480	Intesa Sanpaolo SpA*	904,001
382,800	Telecom Italia SpA	572,353

		4,075,588

Japan 15.6%
7,700	Aeon Credit Service Co. Ltd.	79,674
33,973	Alpine Electronics, Inc.*	391,424
15	Alps Electric Co. Ltd.*	86
24,000	Aoyama Trading Co. Ltd.	333,950
31,500	Astellas Pharma, Inc.	1,165,568
20,600	Circle K Sunkus Co. Ltd.	267,242
47,400	COMSYS Holdings Corp.	471,033
117,214	Cosmo Oil Co. Ltd.	255,815
14	Denki Kagaku Kogyo Kabushiki Kaisha	57
13,697	Fanuc Ltd.	1,314,087
80,000	Fukuoka Financial Group, Inc.	293,358
7,900	Fuyo General Lease Co. Ltd.	179,416
27,000	Hitachi Capital Corp.	361,635
526	Honda Motor Co. Ltd.	17,919
19,700	Itochu Techno-Solutions Corp.	597,122
160	KDDI Corp.	844,624
27,800	Keihin Corp.	432,407
104,235	Komatsu Ltd.	2,101,675

13,600	Konami Corp.	224,947
105,600	Kurabo Industries Ltd.	164,954
20,000	Kyorin Co. Ltd.	290,256
33,000	Kyowa Exeo Corp.	291,375
209,000	Marubeni Corp.	1,220,218
17,300	Miraca Holdings, Inc.	519,393
28,700	Mitsubishi Corp.	695,363
32,000	Mitsubishi Tanabe Pharma Corp.	454,484
303,900	Mitsubishi UFJ Financial Group, Inc.	1,575,641
40,900	Mitsui & Co. Ltd.	603,543
384,400	Mizuho Financial Group, Inc.	745,250
39,800	Namco Bandai Holdings, Inc.	398,154
113,000	Nichirei Corp.	423,132
18,000	Nifco, Inc.	393,442
88,000	Nippon Express Co. Ltd.	370,465
72,000	Nippon Light Metal Co. Ltd.*	70,193
114,200	Nippon Oil Corp.	535,164
63,000	Nippon Shokubai Co. Ltd.	560,450
20,000	Nippon Telegraph & Telephone Corp.	844,181
3,000	Nissan Shatai Co. Ltd.	25,558
600	NTT DoCoMo, Inc.	899,352
7	Osaka Gas Co. Ltd.	25
23,000	Ricoh Co. Ltd.	329,718
7,200	Sankyo Co. Ltd.	385,266
105,000	Sankyu, Inc.	501,357
146,000	Sanwa Holdings Corp.	401,130
10,500	Seiko Epson Corp.	173,788
43,000	Seino Holdings Co. Ltd.	288,207
19,200	Shimachu Co. Ltd.	392,019
54,000	Shizuoka Gas Co. Ltd.	358,943
75,400	Sumitomo Corp.	851,189
37,700	Sumitomo Mitsui Financial Group, Inc.	1,225,830
24,000	Sumitomo Trust & Banking Co. Ltd. (The)	133,740
31,500	Takeda Pharmaceutical Co. Ltd.	1,385,421
1	Takefuji Corp.	5
35,200	Toppan Forms Co. Ltd.	375,924
49,845	Toyota Motor Corp.	1,927,204
19,900	Yokohama Rubber Co. Ltd. (The)	75,618

		29,217,991

Mexico 1.4%
25,213	America Movil SAB de CV (Class L Stock), ADR	1,100,548
334,378	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,482,460

		2,583,008

Netherlands 3.3%
39,600	Aegon NV*	236,632
120,000	Brit Insurance Holdings NV	355,716
12,257	CSM NV	337,417
122,700	ING Groep NV, ADR*	1,149,041
24,100	Koninklijke Philips Electronics NV	727,776
17,500	Koninklijke DSM NV	815,638
53,400	Koninklijke KPN NV	884,225
7,400	Nutreco Holding NV	392,569
12,700	Oce NV*	152,368

18,819	Schlumberger Ltd.	1,194,254

		6,245,636

New Zealand 0.3%
590,300	Air New Zealand Ltd.	534,336

Norway 0.6%
43,600	DnB NOR ASA*	492,353
29,900	Norsk Hydro ASA*	216,847
15,500	Statoil ASA	347,843

		1,057,043

Singapore 1.4%
282,970	MobileOne Ltd.	416,532
41	Neptune Orient Lines Ltd.	50
422,000	Noble Group Ltd.	864,256
95,000	Oversea-Chinese Banking Corp. Ltd.	553,280
34,000	Singapore Airlines Ltd.	334,137
65,000	Venture Corp. Ltd.	391,502

		2,559,757

South Korea 0.5%
9,756	Hyundai Motor Co.	948,937

Spain 3.3%
60,459	Banco Bilbao Vizcaya Argentaria SA	921,611
42,000	Banco Espanol de Credito SA	486,252
121,100	Banco Santander SA	1,729,424
42,800	Repsol YPF SA	1,011,119
85,100	Telefonica SA	2,038,618

		6,187,024

Sweden 1.9%
66,700	Boliden AB	891,397
29,208	Hennes & Mauritz AB (Class B Stock)	1,718,824
34,900	Svenska Cellulosa AB SCA (Class B Stock)	470,192
21,100	Svenska Handelsbanken AB (Class A Stock)	549,792

		3,630,205

Switzerland 7.2%
9,400	Baloise Holding AG	779,355
54,600	Clariant AG*	599,257
23,300	Credit Suisse Group AG	1,007,891
1,200	Georg Fischer AG*	321,870
20,433	Julius Baer Group Ltd.	679,238
41,938	Logitech International SA*	708,396
38,600	Nestle SA	1,829,707
56,967	Novartis AG	3,048,583
1,400	Rieter Holding AG*	372,565
7,925	Roche Holding AG	1,329,585
13,400	Swiss Reinsurance Co. Ltd.	579,280
2,700	Swisscom AG	984,124
2,900	Verwaltungs-und Privat-Bank AG	308,373

4,600	Zurich Financial Services AG	978,016

		13,526,240

Taiwan 0.5%
86,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	875,792

Turkey 0.5%
137,900	Turkcell Iletisim Hizmet A/S	1,012,186

United Kingdom 19.5%
295,200	ARM Holdings PLC	902,117
37,100	AstraZeneca PLC	1,722,040
128,300	Aviva PLC	785,736
180,281	Barclays PLC	770,519
158,557	Beazley PLC	264,437
419,123	BP PLC	3,910,414
166,655	Bradford & Bingley PLC*	—
53,696	British American Tobacco PLC	1,774,903
147,352	British Sky Broadcasting Group PLC	1,247,834
414,700	BT Group PLC	905,024
89,040	Cairn Energy PLC*	458,931
47,873	Carnival PLC*	1,721,111
109,700	Centrica PLC	470,943
62,100	Dairy Crest Group PLC	334,368
91,800	Davis Service Group PLC	590,339
80,100	Drax Group PLC	524,058
219,700	DS Smith PLC	381,678
77,900	GlaxoSmithKline PLC	1,516,086
175,000	Home Retail Group PLC	710,563
59,200	IMI PLC	514,125
381,716	Kingfisher PLC	1,285,790
272,238	Legal & General Group PLC	327,019
103,100	Marston’s PLC	144,271
140,900	Meggitt PLC	580,350
200,998	Northern Foods PLC	199,128
456,600	Old Mutual PLC*	752,777
68,634	Pearson PLC	971,913
35,191	Reckitt Benckiser Group PLC	1,824,282
73,500	Royal Dutch Shell PLC (Class B Stock)	1,955,189
211,587	RSA Insurance Group PLC	432,644
47,318	SABMiller PLC	1,286,779
99,900	Smith & Nephew PLC	1,004,989
23,541	Spectris PLC	285,986
70,809	Standard Chartered PLC	1,630,986
62,078	Tate & Lyle PLC	391,408
248,714	Tesco PLC	1,683,244
120,000	Thomas Cook Group PLC	433,283
111,761	Tomkins PLC	334,419
128,588	TT Electronics PLC*	178,355
107,000	Tullett Prebon PLC	521,964
409,900	Vodafone Group PLC	875,709

		36,605,711

United States 0.4%
25,990	Southern Copper Corp.	692,114

	TOTAL LONG-TERM INVESTMENTS (cost $186,516,191)	184,669,492

SHORT-TERM INVESTMENT 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
1,661,373	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,661,373)(a)	1,661,373

	TOTAL INVESTMENTS(b)—99.5% (cost $188,177,564)(c)	186,330,865
	Other assets in excess of liabilities(d)—0.5%	874,984

	NET ASSETS —100%	$187,205,849

The following abbreviations are used in the portfolio descriptions:

ADR American Depositary Receipt

BRL Brazilian Real

EUR Euro

MXN Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of January 31, 2010, 134 securities representing $113,182,168 and 60.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Schedule of Investments was $189,594,557; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,263,692 (gross unrealized appreciation $21,845,756; gross unrealized depreciation $25,109,448). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contract	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	4,940	$378,442	$372,329	$(6,113)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	4,093	$2,254,848	$2,132,613	$122,235
Euro,
Expiring 07/26/10	State Street Bank	EUR	1,384	1,947,219	1,917,476	29,743
Expiring 07/26/10	State Street Bank	EUR	596	826,640	825,734	906
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	35,747	2,713,863	2,694,262	19,601

				$7,742,570	$7,570,085	$172,485

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$8,105,610	$—	$—
Austria	—	514,674	—
Belgium	—	2,453,507	—
Brazil	3,932,620	—	—
Canada	3,942,866	—	—
Cayman Islands	380,832	—	—
China	4,406,771	—	—
Denmark	—	3,835,445	—
Finland	—	1,695,794	—
France	—	18,736,471	—
Germany	—	15,704,310	—
Greece	—	1,176,217	—
Guernsey	1,162,012	—	—
Hong Kong	4,861,080	—	—
Ireland	1,127,488	329,033	—
Israel	2,553,194	—	—
Italy	—	4,075,588	—
Japan	29,217,991	—	—
Mexico	2,583,008	—	—
Netherlands	1,194,254	5,051,382	—
New Zealand	534,336	—	—
Norway	—	1,057,043	—
Singapore	2,559,757	—	—
South Korea	948,937	—	—
Spain	1,729,424	4,457,600	—
Sweden	—	3,630,205	—
Switzerland	679,238	12,847,002	—
Taiwan	875,792	—	—
Turkey	—	1,012,186	—
United Kingdom	—	36,605,711	—
United States	692,114	—	—
Affiliated Money Market Mutual Fund	1,661,373	—	—

	$73,148,697	$113,182,168	$—
Other Financial Instruments*	—	166,372	—

Total	$73,148,697	$113,348,540	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2010, the Fund had one Level 3 security with a fair value of $0. As of October 31, 2009, the Fund had two Level 3 securities with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

Pharmaceuticals	10.2%
Oil, Gas & Consumable Fuels	8.9
Financial—Bank & Trust	8.4
Telecommunications	7.9
Insurance	5.9
Metals & Mining	3.1
Food & Beverage	3.0
Banks	2.9
Chemicals	2.8
Retail & Merchandising	2.8
Financial Services	2.6
Diversified Financial Services	2.3
Machinery & Equipment	2.2
Aerospace	2.0
Building Materials	2.0
Foods	1.9
Computer Services & Software	1.7
Entertainment & Leisure	1.6
Utilities	1.6
Electronic Components & Equipment	1.6
Automobile Manufacturers	1.5
Transportation	1.5
Diversified Operations	1.4
Medical Supplies & Equipment	1.2
Multimedia	1.2
Consumer Products & Services	1.1
Tobacco	0.9
Affiliated Money Market Mutual Fund	0.9
Airlines	0.9
Commercial Services	0.7
Beverages	0.7
Broadcasting	0.7
Business Services	0.7
Automotive Parts	0.6
Healthcare Products	0.6
Electronic Components	0.5
Real Estate	0.5
Semiconductor Components	0.5
Equipment Services	0.5
Semiconductors	0.5
Cosmetics & Toiletries	0.5
Holding Companies—Diversified	0.5
Distribution/Wholesale	0.5
Diversified Manufacturing	0.5
Paper & Forest Products	0.4
Computer Hardware	0.4
Electric Utilities	0.4
Office Equipment	0.4
Electronics	0.3
Home Furnishings	0.3
Commercial Banks	0.3
Independent Power Producers & Energy Traders	0.3
Steel Producers/Products	0.3

Miscellaneous Manufacturing	0.3
Construction & Engineering	0.3
Gas Distribution	0.2
Energy	0.2
Toys	0.2
Media & Entertainment	0.2
Internet Software & Services	0.2
Gas	0.2
Clothing & Apparel	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.